COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Capital Additions [Member] USD ($)	Dec. 31, 2012 Capital Additions [Member] CNY
Future minimum payments under non-cancelable operating leases:
2013	$ 1,555	9,685
2014	1,460	9,096
2015	879	5,473
2016 and thereafter	92	574
Total	3,986	24,828
Rental expenses	1,442	8,986	6,232	5,630
Long-term Purchase Commitment [Line Items]
Commitments to purchase certain medical equipment							11,088	69,081
Lease commitments	4,126	25,708
Investment commitment	308	1,920
Unrecognized tax positions	15,957	99,311
Accrued unrecognized tax benefits and surcharges, current portion	5,071	31,591	28,929
Accrued unrecognized tax benefits and surcharges, non-current portion	$ 16,770	104,480	16,293	16,576	$ 2,615	14,054